Stock-Based Compensation (Details Narrative) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended						12 Months Ended
	Jan. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Feb. 28, 2023	Aug. 31, 2022	May 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation, vested							59,681,000
Grant date fair value per share		$ 8.22					$ 8.22	$ 8.44
Equity based compensation expense							$ 8.6	$ 2.5
LTIP Units [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation, vested
Grant date fair value per share				$ 8.99
LTIP Units [Member] | Salary for 2024 [Member] | Subsequent Event [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation, granted	200,000
Performance Units [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation, granted						2,300,000
Grant date fair value per share						$ 5.97
Share based compensation, percentage						50.00%
Share based compensation, performance condition percentage						50.00%
Performance Units [Member] | Vesting Subject to Market Condition [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Remaining unrecognized compensation cost, related to awards		$ 3.3					$ 3.3
Weighted average term in years							1 year 2 months 12 days
Performance Units [Member] | Unlikely to Achieve Performance Target [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Remaining unrecognized compensation cost, related to awards		$ 11.6					$ 11.6
Mr Chavez [Member] | LTIP Units [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation, granted				200,000
Share based compensation, vested				35,600
Share based compensation, award granted in years				3 years
Mr Chavez [Member] | LTIP Units [Member] | Subsequent Event [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Grant date fair value per share	$ 3.84
Mr Chavez [Member] | LTIP Units [Member] | Salary for 2021 and 2023 [Member] | Subsequent Event [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation, granted	300,000
Executives [Member] | LTIP Units [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation, granted					400,000
Grant date fair value per share								$ 15.00
Share based compensation, cancellation			100,000
Equity based compensation expense			$ 1.4
Executives [Member] | LTIP Units [Member] | Subsequent Event [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation, granted	400,000
Share based compensation, award granted in years	3 years
Grant date fair value per share	$ 3.84
Executives [Member] | LTIP Units [Member] | Subsequent Event [Member] | Monte Carlo Method [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation, granted	100,000
Grant date fair value per share	$ 6.11
Executives [Member] | Restricted Stock Units (RSUs) [Member] | Subsequent Event [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation, granted	200,000
Executives [Member] | Restricted Stock Units (RSUs) [Member] | Subsequent Event [Member] | Monte Carlo Method [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation, granted	100,000
Nonexecutives [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation, granted		100,000
Director [Member] | LTIP Units [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation, granted							39,100	14,500
Share based compensation, award granted in years							3 years
Director [Member] | Restricted Stock Units (RSUs) [Member] | Subsequent Event [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation, granted	200,000
Share based compensation, award granted in years	12 months
Grant date fair value per share	$ 3.84